Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net (loss) profit	$ (2,246,178)	$ 379,430	$ 925,563
Adjustments for:-
Depreciation of property, plant and equipment	87,935	2,986	1,330
Amortization of intangible assets	172,318	83,944	70,247
Provision of expected credit loss	486,558
Deferred tax (credit) expense	(363,109)	(13,765)	28,347
Changes in operating assets and liabilities:
Accounts receivable	(789,546)	(276,445)	(484,194)
Prepayments, deposits paid and other receivables	348,466	(581,130)	(313,144)
Accounts payable		(49,719)	49,719
Accrued expenses and other payables	191,120	127,015	57,428
Receipt in advance		(57,545)	57,545
Amounts due with related parties	19,241	(46,035)	119,376
Current income tax payable	(201,776)	151,155	128,700
Net cash (used in) provided by operating activities	(2,294,971)	(280,109)	640,917
Cash flows from investing activities
Acquisition of property, plant and equipment		(87,596)	(2,205)
Acquisition of intangible assets	(2,510,808)		(241,169)
Net cash used in investing activities	(2,510,808)	(87,596)	(243,374)
Cash flows from financing activities
Proceeds from issue of ordinary shares		358,056
Proceeds from initial public offerings	4,424,321
Net cash provided by financing activities	4,424,321	358,056
(Decrease) increase in cash and cash equivalents	(381,458)	(9,649)	397,543
Effect of foreign exchange rate changes	(5,026)
Cash and cash equivalents at beginning of year	389,651	399,300	1,757
Cash and cash equivalents at end of year	3,167	389,651	399,300
Analysis of the balance of cash and cash equivalents
Bank balances	$ 3,167	$ 389,651	$ 399,300